Goodwill and Other Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Nov. 28, 2018
Other Intangible Assets[Line Items]
Finite-lived intangible assets, accumulated amortization	$ (7,214)	$ (6,299)
Intangible assets, gross	43,738	19,929
Intangible assets, net	$ 36,524	$ 13,630
Weighted Average Life (years)	15 years 3 months 18 days	15 years 4 months 24 days
Trademarks
Other Intangible Assets[Line Items]
Indefinite-lived intangible assets, Trademarks	$ 10,498	$ 6,398
Customer contracts/relationships and covenants not to compete
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	26,213	12,341
Finite-lived intangible assets, accumulated amortization	(6,349)	(5,536)
Finite-lived intangible assets, net carrying amount	$ 19,864	$ 6,805
Weighted Average Life (years)	14 years 9 months 18 days	15 years 3 months 18 days
Technology
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	$ 1,060
Finite-lived intangible assets, accumulated amortization	(31)
Finite-lived intangible assets, net carrying amount	$ 1,029
Weighted Average Life (years)	3 years
Provider networks
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	$ 4,200
Finite-lived intangible assets, accumulated amortization	(19)
Finite-lived intangible assets, net carrying amount	$ 4,181
Weighted Average Life (years)	20 years
Value of Business Acquired
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	$ 590
Finite-lived intangible assets, accumulated amortization	(7)
Finite-lived intangible assets, net carrying amount	$ 583
Weighted Average Life (years)	20 years
Favorable leases and other
Other Intangible Assets[Line Items]
Finite-lived intangible assets, gross carrying amount	$ 1,177	$ 1,190
Finite-lived intangible assets, accumulated amortization	(808)	(763)
Finite-lived intangible assets, net carrying amount	$ 369	$ 427
Weighted Average Life (years)	17 years 1 month 6 days	16 years 2 months 12 days
Aetna Inc. [Member] | Trademarks
Other Intangible Assets[Line Items]
Indefinite-lived intangible assets, gross fair value			$ 4,100